Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure Of Transactions Between Related Parties Text Block Abstract
Schedule of proportional cost allocation based on management’s estimation
	For the Year Ended October 31, 2022	For the Period from February 5, 2021 to October 31, 2021
Directors’ fees	$8,998	$36,039
Personnel	330,470	277,246
Professional services	—	17,511
Office and administrative	47,502	83,682
Office rent reimbursement	(31,216)	—
	$355,754	$414,478

Schedule of company paid or accrued following amounts
	For the Year Ended October 31, 2022	For the Period from February 5, 2021 to October 31, 2021
Share-based payment	$373,180	$500,231
Directors’ fees	119,011	82,263
Personnel	813,850	288,096
	$1,306,041	$870,590